EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

19. EMPLOYEE RETENTION ALLOWANCE

The Company previously had an incentive employee retention policy under which an amount equal to one month salary per year of service was accrued to each qualified employee up to a maximum of 10 months (or 10 years of service with the Company and/or a related company). To qualify for this retention allowance, an employee was required to complete two years of service with the Company and/or a related company. The full amount of retention allowance accumulated by a particular employee is paid out when the employee is no longer employed with the Company, unless other arrangements are made or unless there is a termination due to misconduct, in which case the retention allowance is forfeited. While the retention allowance policy was discontinued by the Company effective December 31, 2017, the retention allwance amounts accrued up to December 31, 2017 remain recorded as a liability in the Company’s consolidated statement of financial position. There is uncertainty about the timing and amount of these potential retention allowance payments. As at December 31, 2018, the Company estimated a total liability for accrued retention allowance of $171,867 (December 31, 2017 - $208,153).

The following table summarizes information about changes to the Company’s employee retention provision during the years ended December 31, 2018 and 2017.

$
Balance at December 31, 2016	596,849
Additions	10,396
Change in estimate	(412,549)
Foreign exchange loss	13,457
Balance at December 31, 2017	208,153
Disbursements	(19,547)
Foreign exchange loss	(16,739)
Balance at December 31, 2018	171,867